Fair Value Measurements Fair Value Measurements (Tables)	6 Months Ended
Jul. 02, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements of Assets and Liabilities

Description of Assets (in millions)	July 2, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$9.2	$9.2	$—	$—
Foreign currency derivative contracts	14.8	—	14.8	—
Total	$24.0	$9.2	$14.8	$—

Description of Liabilities (in millions)
Interest rate swaps	$17.9	$—	$17.9	$—
Foreign currency derivative contracts	17.6	—	17.6	—
Total	$35.5	$—	$35.5	$—

Description of Assets (in millions)	December 25, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$30.2	$30.2	$—	$—
Foreign currency derivative contracts	16.1	—	16.1	—
Total	$46.3	$30.2	$16.1	$—

Description of Liabilities (in millions)
Interest rate swaps	$23.1	$—	$23.1	$—
Foreign currency derivative contracts	17.7	—	17.7	—
Total	$40.8	$—	$40.8	$—